Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 3,098,429	¥ 2,784,041	¥ 2,883,980
Equity transactions with noncontrolling interests and other	(855)	1,663	751
Net change during the year	216,875	175,975	(15,002)
Balance at end of year	3,349,030	3,098,429	2,784,041
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	5,519	(113,646)	(96,282)
Equity transactions with noncontrolling interests and other			(9)
Other comprehensive income (loss) before reclassifications	189,827	119,689	(17,355)
Amounts reclassified from accumulated other comprehensive income (loss)	(4,059)	(524)	0
Net change during the year	185,768	119,165	(17,364)
Balance at end of year	191,287	5,519	(113,646)
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications	(44)
Amounts reclassified from accumulated other comprehensive income (loss)	10
Net change during the year	(34)
Balance at end of year	(34)
Gains and losses on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(894)	100	(887)
Other comprehensive income (loss) before reclassifications	(7,430)	(3,330)	(1,199)
Amounts reclassified from accumulated other comprehensive income (loss)	7,896	2,336	2,186
Net change during the year	466	(994)	987
Balance at end of year	(428)	(894)	100
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(156,419)	(211,243)	(211,273)
Other comprehensive income (loss) before reclassifications	25,768	49,759	(7,530)
Amounts reclassified from accumulated other comprehensive income (loss)	2,449	5,065	7,560
Net change during the year	28,217	54,824	30
Balance at end of year	(128,202)	(156,419)	(211,243)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(151,794)	(324,789)	(308,442)
Equity transactions with noncontrolling interests and other			(9)
Other comprehensive income (loss) before reclassifications	208,121	166,118	(26,084)
Amounts reclassified from accumulated other comprehensive income (loss)	6,296	6,877	9,746
Net change during the year	214,417	172,995	(16,347)
Balance at end of year	¥ 62,623	¥ (151,794)	¥ (324,789)